Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 6,838,261	¥ 46,574,715	¥ 65,438,392
Less: allowance of credit losses	(3,109,012)	(21,175,170)	(21,830,225)
Accounts receivable, net	$ 3,729,249	¥ 25,399,545	¥ 43,608,167